Trade and other receivables (Details) - EUR (€) € in Millions	1 Months Ended			12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Included within non-current assets:
Trade receivables				€ 68	€ 197
Trade receivables held at fair value through other comprehensive income				261	179
Net investment in leases				118	3	€ 136
Contract assets				583	531
Contract-related costs				628	375
Other receivables				84	78
Prepayments				212	371
Derivative financial instruments				8,424	3,439
Total trade and other non-current receivables				10,378	5,170	5,191
Included within current assets:
Trade receivables				3,706	4,088
Trade receivables held at fair value through other comprehensive income				556	613
Net investment in leases				32	1	20
Contract assets				2,980	3,671
Contract-related costs				1,293	1,132
Amounts owed by associates and joint ventures				362	388
Other receivables				871	876
Prepayments				859	1,227
Derivative financial instruments				752	195
Total trade and other current receivables				11,411	12,190	€ 11,851
Costs incurred to obtain customer contracts				1,855	1,433
Costs incurred to fulfil customer contracts				66	74
Amortisation and impairment expense				€ 1,475	€ 1,506
Trade receivables reclassified from amortised cost to FVOCI	€ 357	€ 70	€ 57